Portfolio of Investments – as of September 30, 2024 (Unaudited)
Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 95.1% of Net Assets
	Australia — 1.3%
64,784	Stockland	$233,666
	Belgium — 4.5%
10,563	KBC Group NV	840,371
	Canada — 4.2%
4,095	Canadian Pacific Kansas City Ltd.	350,286
5,365	Shopify, Inc., Class A(a)	429,951
		780,237
	Denmark — 6.7%
6,702	Novo Nordisk AS, Class B	794,934
21,168	Vestas Wind Systems AS(a)	465,774
		1,260,708
	France — 12.8%
3,576	Air Liquide SA	690,561
26,547	Credit Agricole SA	405,980
12,146	Dassault Systemes SE	482,448
1,771	EssilorLuxottica SA	419,593
895	L'Oreal SA	401,440
		2,400,022
	Germany — 11.2%
14,247	Deutsche Telekom AG	418,423
4,386	SAP SE	1,003,221
4,884	Symrise AG	675,894
		2,097,538
	Hong Kong — 2.3%
48,716	AIA Group Ltd.	425,430
	Ireland — 3.5%
6,951	Kingspan Group PLC	651,928
	Japan — 11.0%
3,000	Kao Corp.	148,280
35,708	Kubota Corp.	509,854
15,248	Sekisui House Ltd.	423,371
2,100	Shimano, Inc.	399,772
24,500	Terumo Corp.	464,140
5,500	West Japan Railway Co.	104,453
		2,049,870
	Netherlands — 6.8%
325	Adyen NV(a)	508,826
914	ASML Holding NV	760,320
		1,269,146
Shares	Description	Value (†)
	Spain — 4.2%
51,338	Iberdrola SA	$793,641
	Switzerland — 4.8%
2,816	DSM-Firmenich AG	388,628
786	Geberit AG, (Registered)	513,106
		901,734
	Taiwan — 4.7%
5,047	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	876,512
	United Kingdom — 14.0%
2,430	AstraZeneca PLC	378,561
15,892	Halma PLC	555,670
43,635	Land Securities Group PLC	380,372
191,444	Legal & General Group PLC	580,226
7,875	RELX PLC	371,829
5,386	Unilever PLC	349,597
		2,616,255
	United States — 3.1%
2,184	Sanofi SA	251,464
6,575	Smurfit WestRock PLC	328,587
		580,051
	Total Common Stocks (Identified Cost $15,782,278)	17,777,109

Principal Amount
Short-Term Investments — 4.1%
$773,924	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $773,988 on 10/01/2024 collateralized by $790,300 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $789,407 including accrued interest(b) (Identified Cost $773,924)	773,924
	Total Investments — 99.2% (Identified Cost $16,556,202)	18,551,033
	Other assets less liabilities — 0.8%	145,121
	Net Assets — 100.0%	$18,696,154

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$233,666	$ —	$233,666
Belgium	—	840,371	—	840,371
Denmark	—	1,260,708	—	1,260,708
France	—	2,400,022	—	2,400,022
Germany	—	2,097,538	—	2,097,538
Hong Kong	—	425,430	—	425,430
Ireland	—	651,928	—	651,928
Japan	—	2,049,870	—	2,049,870
Netherlands	—	1,269,146	—	1,269,146
Spain	—	793,641	—	793,641
Switzerland	—	901,734	—	901,734
United Kingdom	—	2,616,255	—	2,616,255
United States	328,587	251,464	—	580,051
All Other Common Stocks(a)	1,656,749	—	—	1,656,749
Total Common Stocks	1,985,336	15,791,773	—	17,777,109
Short-Term Investments	—	773,924	—	773,924
Total Investments	$1,985,336	$16,565,697	$—	$18,551,033

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Chemicals	9.4%
Semiconductors & Semiconductor Equipment	8.8
Software	8.0
Pharmaceuticals	7.5
Banks	6.7
Building Products	6.2
Insurance	5.4
Personal Care Products	4.8
Health Care Equipment & Supplies	4.7
Electric Utilities	4.2
Diversified REITs	3.3
Electronic Equipment, Instruments & Components	3.0
Machinery	2.7
Financial Services	2.7
Electrical Equipment	2.5
Ground Transportation	2.5
IT Services	2.3
Household Durables	2.3
Diversified Telecommunication Services	2.2
Leisure Products	2.1
Professional Services	2.0
Containers & Packaging	1.8
Short-Term Investments	4.1
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%

Currency Exposure Summary at September 30, 2024 (Unaudited)
Euro	48.3%
British Pound	13.9
United States Dollar	13.0
Japanese Yen	11.0
Danish Krone	6.7
Swiss Franc	2.7
Hong Kong Dollar	2.3
Australian Dollar	1.3
Total Investments	99.2
Other assets less liabilities	0.8
Net Assets	100.0%